PROPERTY, PLANT AND EQUIPMENT, Depreciation Expense (Details) - USD ($) $ in Thousands	1 Months Ended
	Jan. 26, 2021	Dec. 31, 2023	Dec. 31, 2022
Changes in property, plant and equipment [abstract]
Contractual commitments for acquisition of property, plant and equipment		$ 7,500	$ 5,400
BitMain [Member]
Changes in property, plant and equipment [abstract]
Depreciation expense	$ 20